Expenses by Nature	6 Months Ended
Jun. 30, 2025
Expenses by Nature [Abstract]
Expenses by nature

19. Expenses by nature

	Note	For the period ended June 30, 2024	For the period ended June 30, 2025
		MYR	MYR	USD
Cost of revenue
- Construction cost		1,925,000	–	–
- Consulting fees	(iii)	66,076	–	–
- Vegetable costs		3,367,657	21,705,653	4,956,308
- Planting related costs		–	55,589	12,6936
- Wages and benefits	(i)	40,062	137,579	31,415
		5,398,795	21,898,821	5,000,416

	Note	For the period ended June 30, 2024	For the period ended June 30, 2025
		MYR	MYR	USD
Selling and promotion expenses
- Entertainment expenses		4,054	–	–
- Marketing fees		91,211	20,271	4,629
		95,265	20,271	4,629

General and administrative expenses
- Director fee	(i)	880,000	770,000	175,823
- Professional fees		939,645	1,161,646	265,252
- Wages and benefits	(i)	573,420	754,973	172,392
- Depreciation and amortization	(ii)	277,536	534,878	122,135
- Commission paid		101,417	6,000	1,370
- Office expenses		122,922	306,648	70,021
- Others		6,488	9,242	2,110
		2,901,428	3,543,387	809,103
Total of cost of revenue, selling and promotion, and general and administrative expenses		8,395,488	25,462,479	5,814,148

(i) Staff costs

	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Director fee	880,000	770,000	175,823
Salaries and wages	549,675	826,334	188,687
Contributions to social security contribution plan	52,431	65,218	14,892
Welfare expenses	11,376	1,000	228
	1,493,482	1,662,552	379,630

(ii)	Depreciation and amortization

	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Property, plant and equipment	44,487	44,630	10,191
Intangible assets	7,659	235,524	53,780
Right-of-use assets	225,390	254,724	58,164
	277,536	534,878	122,135

(iii)	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.